Document and Entity Information	0 Months Ended
Dec. 31, 2010
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2010
Registrant Name	Dominion Funds Inc
Central Index Key	0000889392
Amendment Flag	false
Document Creation Date	Oct. 05, 2012
Document Effective Date	Oct. 09, 2012
Prospectus Date	Oct. 28, 2011